13F-HR
<SEQUENCE>1
<FILENAME>armb12312007.txt
13F-HR - armb12312007.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              January 18, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  77,212
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                              FORM 13F INFORMATION TABLE
                                              Alaska Retirement Management Board
                                              December 31, 2007

COLUMN 1                           COLUMN 2   COLUMN 3    COLUMN 4  COLUMN 5                COLUMN 6  COLUMN 7  COLUMN 8

                                   TITLE                  VALUE     SHARES/ SH/     PUT/    INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS   CUSIP       (x$1000)  PRN AMT PRN     CALL    DSCRETN   MGRS      SOLE    SHARED  NONE
--------------
AMERICAN CAMPUS CMNTYS INC         COM         024835 10 0       821   30600   SH           SOLE                   30600
APARTMENT INVT + MGMT CO           CLASS A     03748R 10 1     1,430   41200   SH           SOLE                   41200
AVALONBAY CMNTYS INC               COM         053484 10 1     2,494   26500   SH           SOLE                   26500
BOSTON PPTYS INC                   COM         101121 10 1     3,608   39300   SH           SOLE                   39300
BRANDYWINE RLTY TR                 SH BEN INT  105368 20 3       957   53400   SH           SOLE                   53400
BRE PPTYS INC                      CLASS A     05564E 10 6     1,029   25400   SH           SOLE                   25400
CAMDEN PPTY TR                     SH BEN INT  133131 10 2     1,223   25400   SH           SOLE                   25400
CBL + ASSOC PPTYS INC              COM         124830 10 0       877   36700   SH           SOLE                   36700
COLONIAL PPTYS TR                  COM SH BEN  195872 10 6       855   37800   SH           SOLE                   37800
CORPORATE OFFICE PPTYS TR          SH BEN INT  22002T 10 8       891   28300   SH           SOLE                   28300
COUSINS PPTYS INC                  COM         222795 10 6       828   37500   SH           SOLE                   37500
DCT INDUSTRIAL TRUST INC           COM         233153 10 5     1,043  112100   SH           SOLE                  112100
DEVELOPERS DIVERSIFIED RLTY        COM         251591 10 3     1,765   46100   SH           SOLE                   46100
DOUGLAS EMMETT INC                 COM         25960P 10 9     1,318   58300   SH           SOLE                   58300
DUKE RLTY CORP                     COM NEW     264411 50 5     1,551   59500   SH           SOLE                   59500
EQUITY LIFESTYLE PPTYS INC         COM         29472R 10 8       908   19900   SH           SOLE                   19900
EQUITY RESIDENTIAL                 SH BEN INT  29476L 10 7     3,362   92200   SH           SOLE                   92200
ESSEX PROPERTY TRUST               COM         297178 10 5     1,208   12400   SH           SOLE                   12400
EXTRA SPACE STORAGE INC            COM         30225T 10 2       858   60100   SH           SOLE                   60100
FEDERAL RLTY INVT TR               SH BEN INT  313747 20 6     1,955   23800   SH           SOLE                   23800
GENERAL GROWTH PPTYS INC           COM         370021 10 7     3,277   79600   SH           SOLE                   79600
GLIMCHER RLTY TR                   SH BEN INT  379302 10 2       554   38800   SH           SOLE                   38800
HCP INC                            COM         40414L 10 9     1,996   57400   SH           SOLE                   57400
HIGHWOODS PPTYS INC                COM         431284 10 8       981   33400   SH           SOLE                   33400
HOST HOTELS + RESORTS INC          COM         44107P 10 4     2,492  146300   SH           SOLE                  146300
KILROY RLTY CORP                   COM         49427F 10 8     1,011   18400   SH           SOLE                   18400
KIMCO RLTY CORP                    COM         49446R 10 9     2,573   70700   SH           SOLE                   70700
LIBERTY PROPERTY                   SH BEN INT  531172 10 4     1,282   44500   SH           SOLE                   44500
MACERICH CO                        COM         554382 10 1     1,939   27300   SH           SOLE                   27300
MACK CA RLTY CORP                  COM         554489 10 4     1,145   33700   SH           SOLE                   33700
MAGUIRE PPTYS INC                  COM         559775 10 1       960   32600   SH           SOLE                   32600
PENNSYLVANIA REAL ESTATE INVT      SH BEN INT  709102 10 7       771   26000   SH           SOLE                   26000
PLUM CREEK TIMBER CO INC           COM         729251 10 8     2,209   48000   SH           SOLE                   48000
POST PPTYS INC                     COM         737464 10 7       979   27900   SH           SOLE                   27900
PROLOGIS                           SH BEN INT  743410 10 2     4,538   71600   SH           SOLE                   71600
PUBLIC STORAGE                     COM         74460D 10 9     4,088   55700   SH           SOLE                   55700
SIMON PPTY GROUP INC NEW           COM         828806 10 9     5,975   68800   SH           SOLE                   68800
SL GREEN RLTY CORP                 COM         78440X 10 1     2,065   22100   SH           SOLE                   22100
TANGER FACTORY OUTLET CTRS INC     COM         875465 10 6       859   22800   SH           SOLE                   22800
TAUBMAN CENTERS INC                COM         876664 10 3     1,372   27900   SH           SOLE                   27900
U STORE IT TR                      COM         91274F 10 4       684   74700   SH           SOLE                   74700
UDR INC                            COM         902653 10 4     1,222   61600   SH           SOLE                   61600
VORNADO RLTY TR                    SH BEN INT  929042 10 9     4,239   48200   SH           SOLE                   48200
WASHINGTON REAL ESTATE INVT TR     SH BEN INT  939653 10 1     1,020   32500   SH           SOLE                   32500
WEINGARTEN RLTY INVS               SH BEN INT  948741 10 3     1,248   39700   SH           SOLE                   39700
